CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Feb. 28, 2026 USD ($) $ / shares shares		Feb. 28, 2026 JPY (¥) ¥ / shares shares		Feb. 28, 2025 JPY (¥) ¥ / shares shares		Feb. 29, 2024 JPY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue - third parties		$ 46,506		¥ 7,257,218		¥ 7,276,479		¥ 7,476,565
Revenue - related parties		93,807		14,638,572		13,842,825		10,040,166
Total Revenue		140,313		21,895,790		21,119,304		17,516,731
Cost of revenue		88,727		13,845,797		13,729,851		12,193,425
Gross profit		51,586		8,049,993		7,389,453		5,323,306
Operating expenses
Selling, general, and administrative expenses		26,589		4,149,281		4,171,455		2,469,969
Research and development expenses		9,848	[1]	1,536,704	[1]	1,057,697	[2]	960,940
Total operating expenses		36,437		5,685,985		5,229,152		3,430,909
Operating profit		15,149		2,364,008		2,160,301		1,892,397
Other income (expense)
Interest expenses, net		(274)		(42,785)		(49,498)		(36,978)
(Loss) gain from disposal of long-lived assets		7		1,092		(1,370)		(154)
Gain (loss) from change in fair market value of equity securities		(718)		(112,100)		(44,352)		71,165
Gain (loss) from foreign currency exchange		82		12,735		(34,515)		8,904
Impairment loss on long-term investment		(583)		(91,021)
Gain on bargain purchase		684		106,805
Other income, net		535		83,557		5,981		3,735
Total other income (expense), net		(267)		(41,717)		(123,754)		46,672
INCOME BEFORE INCOME TAX PROVISION		14,882		2,322,291		2,036,547		1,939,069
PROVISION (BENEFIT) FOR INCOME TAXES
Current		6,602		1,030,260		953,843		703,501
Deferred		(2,098)		(327,464)		(271,623)		(163,968)
Total provision for income taxes		4,504		702,796		682,220		539,533
Net income		10,378		1,619,495		1,354,327		1,399,536
Less: net income attributable to non-controlling interests		(108)		(16,895)		(23,709)		(28,902)
Net income attributable to the Company's ordinary shareholders		10,270		1,602,600		1,330,618		1,370,634
Other comprehensive income, net of tax:
Foreign currency translation adjustments		389		60,685		248		44,105
Total comprehensive income		10,767		1,680,180		1,354,575		1,443,641
Less: comprehensive income attributable to non-controlling interests		(185)		(28,828)		(23,572)		(42,137)
Comprehensive income attributable to the Company		$ 10,582		¥ 1,651,352		¥ 1,331,003		¥ 1,401,504
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	[3]	56,070,866		56,070,866		52,192,776		53,040,492
Diluted	[3]	56,070,866		56,070,866		52,192,776		53,040,492
EARNINGS PER SHARE
Basic | (per share)	[3]	$ 0.18		¥ 28.58		¥ 25.49		¥ 25.84
Diluted | (per share)	[3]	$ 0.18		¥ 28.58		¥ 25.49		¥ 25.84

[1]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
[2]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
[3]	The shares and per share information are presented on a retroactive basis to reflect the share split from 1 to 130, which became effective on March